INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
14.	INCOME TAXES

Ninetowns is a tax exempted company incorporated in the Cayman Islands. No provision for Hong Kong Profits Tax has been made as the subsidiaries incorporated in Hong Kong had no assessable profits earned or derived from Hong Kong during the years ended December 31, 2010, 2011 and 2012. The subsidiaries incorporated in the PRC (other than Hong Kong) are governed by the Income Tax Law of the PRC Concerning Foreign Investment and Foreign Enterprises and various local income tax laws (the “Income Tax Laws”).

On March 16, 2007, the National People’s Congress adopted the 2008 PRC Enterprise Income Tax Law (the “New Income Tax Law”), which went into effect on January 1, 2008. The New Income Tax Law imposes a unified income tax rate of 25% for domestic and foreign enterprises. New and High Technology Enterprise will enjoy a favorable tax rate of 15%. The New Income Tax Law also provides a five-year transitional period for those entities established before March 16, 2007, which enjoy a favorable income tax rate less than 25% under the previous income tax laws, to gradually change their rates to 25%. In addition, the New Income Tax Law provides grandfather treatment for enterprises which were qualified as “New and High Technology Enterprises” under the previous income tax laws and were established before March 16, 2007, if they continue to meet the criteria for New and High Technology Enterprises after January 1, 2008. The grandfather provision allows these enterprises to continue to enjoy their unexpired tax holiday provided by the previous income tax laws and rules.

The New and High Technology Enterprises status allows qualifying entities to be eligible for a 15% tax rate for three years. At the conclusion of the three year period, the qualifying enterprise has the option to renew its New and High Technology Enterprises status for an additional three years through a simplified application process if such enterprise’s business operations continue to qualify for New and High Technology Enterprises status. After the first six years, the enterprise would have to go through a new application process in order to renew its New and High Technology Enterprises status.

Under the New Income Tax Law, if the PRC subsidiaries and VIE wish to qualify for a preferential rate for years commencing on or after January 1, 2008, they will need to qualify as a “High and New Technology Enterprise Strongly Supported by the State”. Until the PRC subsidiaries and VIE receive official approval for this new status, they will be subject to the statutory 25% tax rate. Furthermore, under the New Income Tax Law a “resident enterprise”, which includes an enterprise established outside of the PRC with management located in the PRC, will be subject to PRC income tax. If the PRC tax authorities determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise under the new tax law, the Company and its subsidiaries registered outside the PRC will be subject to PRC income tax at a rate of 25%.

In 2010, 2011 and 2012, Beijing New Take, Beijing Ninetowns Times, Beijing Ninetowns Investment, Ronghe Tongshang, Beijing Software, Beijing Sky and Dongguan Software were subject to an enterprise income tax rate of 25%. Beijing Ronghe Zhihui and Beijing Ronghe Dianzi were subject to an enterprise income tax rate of 25% in 2011 and 2012.

Beijing Ninetowns Ports was awarded the certificate of “New and High Technology Enterprise” and was taxed at an income tax rate of 15% for the years ended December 31, 2010, 2011 and 2012.

Guangdong Ninetowns was awarded the certificate of “New and High Technology Enterprise” and was taxed at an income tax rate of 15% for the years ended December 31, 2010, 2011 and 2012.

Dalian Changzheng was qualified as a software company in 2011 and was granted preferential EIT rates based on such status. Dalian Changzheng was subject to an income tax rate of 0% for 2011. In 2012, Dalian Changzheng was not qualified as a software company and was subject to an income tax rate of 25%.

Huainan Ninetowns and Huainan Huacheng were subject to an enterprise income tax rate of 25%.

Huaixiang Modern Agriculture was subject to an income tax rate of 25% based on a deemed income equal to 4% of its annual total income in 2011 as determined by the tax authority. In 2012, Huaixiang Modern Agriculture was subject to an enterprise income tax rate of 25%.

During the years ended December 31, 2010, 2011 and 2012, if the Company’s subsidiaries in the PRC had not been awarded tax holidays or had special tax concessions, they would have recorded an additional provision for income taxes totaling RMB838, RMB374 and RMB640(US$103), respectively. Basic net income per share would have been changed to RMB0.32, RMB0.08 and RMB1.80, and diluted net income per share would have been changed to RMB0.32, RMB0.08 and RMB1.65 for the years ended December 31, 2010, 2011, and 2012, respectively.

Income tax expense consisted of the following:

	Years Ended December 31
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Current tax	1,036	855	1,447	233
Deferred tax	(158)	193	(776)	(125)

	878	1,048	671	108

As of December 31, 2011 and 2012, significant temporary differences between the tax basis and financial statement basis of accounting for assets and liabilities that gave rise to deferred taxes were principally related to the following:

	December 31
	2011	2012	2012
	RMB	RMB	US$
Current deferred tax assets
Short-term deferred revenue	311	1,036	167
Less: valuation allowances	—	—	—

Current deferred tax assets	311	1,036	167

Non-current deferred tax assets
Net operating loss carry forwards	9,413	10,859	1,743
Less: valuation allowances	(9,413)	(10,859)	(1,743)

Non-current deferred tax assets	—	—	—

Non-current deferred tax liabilities
Accelerated depreciation of property and equipment	(51)	—	—

Non-current deferred tax liabilities	(51)	—	—

The Company has operating loss carry forwards totaling RMB44,285(US$7,108) as of December 31, 2012, all of which were from PRC subsidiaries and will expire on various dates through December 31, 2017.

As of December 31, 2011 and 2012, a valuation allowance was provided against deferred tax assets arising from net operating loss carry-forwards. Adjustment will be made to the valuation allowance if events occur in the future that indicate changes in the amount of deferred tax assets that may be realized.

The Company operates through multiple subsidiaries and a VIE and the valuation allowances are considered separately for each subsidiary and the VIE. The Company does not file consolidated tax returns, therefore, losses and deferred taxes from one subsidiary or the VIE may not be used to offset another subsidiary’s or the VIE’s earnings or deferred taxes.

If the Company were to be a non-resident for PRC tax purposes, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by residents in the Hong Kong Special Administrative Region, the withholding tax would be 5%.

Aggregate undistributed earnings of the Company’s subsidiaries and its VIE located in the PRC of approximately RMB553,727 and RMB554,561(US$89,013) at December 31, 2011 and 2012 are considered to be indefinitely reinvested, and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. The Chinese tax authorities have clarified that distributions made out of pre-January 1, 2008 retained earnings will not be subject to the withholding tax.

A reconciliation between income tax expense (benefit) computed by applying the PRC statutory income tax rate of 25% to income (loss) before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2010	2011	2012
PRC statutory income tax	25.0%	25.0%	25.0%
Expenses not deductible for tax purposes	18.1%	5.6%	5.7%
Permanent differences	(32.1%)	(8.4%)	(28.0%)
Tax exemption and tax relief granted to PRC subsidiaries	(1.0%)	(8.0%)	(0.9%)
Effect on deferred taxes due to changes in tax rates under the new law for certain subsidiaries	(3.5%)	(8.8%)	(0.8%)

	6.5%	23.0%	1.0%

A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	RMB	US$
Balance at January 1, 2011	5,387	865
Additions based on tax position related to the current year	208	33
Reversal based on tax positions related to the current year	—	—

Balance at December 31, 2011	5,595	898

Additions based on tax position related to the current year	226	36
Reversal based on tax positions related to the current year	—	—

Balance at December 31, 2012	5,821	934

The Company does not anticipate any significant change within 12 months of this reporting date to its uncertain tax positions that relate primarily to 2009 inter-company distributions. Interest and penalties recognized in the statement of operations and current liabilities were not significant in 2009, 2010 and 2011.